Options and Warrants (Details) - Schedule of Additional Information Relating to the Warrants Outstanding - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Schedule of Summarizes Additional Information Relating to the Warrants Outstanding [Line Items]
Number Outstanding	5,483,038
Number Exercisable	5,483,038
Intrinsic Value (in Dollars)	$ 233,125	$ 99,166
Exercise Prices 4.00 [Member]
Schedule of Summarizes Additional Information Relating to the Warrants Outstanding [Line Items]
Number Outstanding	30,000
Weighted Average Remaining Contractual Life (Years)	4 years 1 month 6 days	4 years 1 month 6 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 4
Number Exercisable	30,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 4	$ 4
Intrinsic Value (in Dollars)
Exercise Prices 6.43 [Member]
Schedule of Summarizes Additional Information Relating to the Warrants Outstanding [Line Items]
Number Outstanding	5,282,205
Weighted Average Remaining Contractual Life (Years)	2 years 8 months 4 days	2 years 8 months 4 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 6.43
Number Exercisable	5,282,205
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 6.43	$ 6.43
Intrinsic Value (in Dollars)
Exercise Prices 1.93 [Member]
Schedule of Summarizes Additional Information Relating to the Warrants Outstanding [Line Items]
Number Outstanding	145,833
Weighted Average Remaining Contractual Life (Years)	2 years 8 months 26 days	2 years 8 months 26 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 1.93
Number Exercisable	145,833
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 1.93	$ 1.93
Intrinsic Value (in Dollars)	$ 233,125
Exercise Prices 7.50 [Member]
Schedule of Summarizes Additional Information Relating to the Warrants Outstanding [Line Items]
Number Outstanding	25,000
Weighted Average Remaining Contractual Life (Years)	3 years 9 months 7 days	3 years 9 months 7 days
Weighted Average Exercise Price for Shares Outstanding (in Dollars per share)	$ 7.5
Number Exercisable	25,000
Weighted Average Exercise Price for Shares Exercisable (in Dollars per share)	$ 7.5	$ 7.5
Intrinsic Value (in Dollars)